HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE

333-114401 HV-4824 – Group Variable Funding Agreements – The HART Program

333-114404 HV-4900 – Group Variable Funding Agreements – The HART Program

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Supplement dated September 20, 2016 to your Prospectus

FUND NAME CHANGE

Effective on or about November 16, 2016, the following name changes will be made to your Prospectus:

Current Name	New Name

BlackRock LifePath® 2020 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2020 Fund – Investor A Shares
BlackRock LifePath® 2030 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2030 Fund – Investor A Shares
BlackRock LifePath® 2040 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2040 Fund – Investor A Shares
BlackRock LifePath® Retirement Fund – Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund – Investor A Shares

As a result of the change, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.